N-2	6 Months Ended
Aug. 31, 2024
Cover [Abstract]
Entity Central Index Key	0000853180
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	Invesco Senior Loan Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
The Fund’s investment objective is to provide a high level of current income, consistent with preservation of capital. The Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing primarily in adjustable rate senior loans. The Fund invests primarily in adjustable rate senior loans (“Senior Loans”). Senior Loans are business loans that have a senior right to payment and are made to borrowers that may be corporations, partnerships, or other entities. These borrowers operate in a variety of industries and geographic regions. The Fund borrows money for investment purposes which may create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Fund’s volatility.

Risk Factors [Table Text Block]
O.
Bank Loan Risk
- Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

P.
LIBOR Transition Risk
- The Fund may have investments in financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR was a common benchmark interest rate index historically used to make adjustments to variable-rate debt instruments, to determine interest rates for a variety of financial instruments and borrowing arrangements and as a reference rate in derivative contracts.

The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, has ceased publishing the majority of LIBOR rates. In April 2023, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts, but any such rates are considered non-representative
of the underlying market. Regulators and financial industry working groups have worked to identify alternative reference rates (“ARRs”) to replace LIBOR and to assist with the transition to the new ARRs. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on the Secured Overnight Financing Rate (“SOFR”) have replaced LIBOR in certain financial contracts. SOFR is a broad measure of the cost of overnight borrowing of cash through repurchase agreements collateralized by U.S. Treasury securities.
While the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty and risks relating to converting certain longer-term securities and transactions to a new ARR. There can be no assurance that the composition or characteristics of any ARRs or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, while some legacy USD LIBOR instruments may provide for an alternative or fallback rate-setting methodology, there may be significant uncertainty regarding the effectiveness of such methodologies to replicate USD LIBOR; other legacy USD LIBOR instruments may not include such fallback rate-setting provisions at all or may not be able to rely on the statutory fallback mechanism, the effectiveness of which is also uncertain. While it is expected that the market participants will amend legacy financial instruments referencing LIBOR to include such fallback provisions to ARRs, there remains uncertainty regarding the willingness and ability of parties to add or amend such fallback provisions in legacy instruments. Moreover, certain aspects of the transition from LIBOR will rely on the actions of third-party market participants, such as clearing houses, trustees, administrative agents, asset servicers and certain service providers; the Adviser cannot guarantee the performance of such market participants and any failure on the part of such market participants to manage their part of the LIBOR transition could impact the Fund. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future. All of the foregoing may adversely affect the Fund’s performance or
NAV
.
Q.
Leverage Risk
- The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

R.
Other Risks
- The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or
non-U.S.
companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Bank Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
O.
Bank Loan Risk
- Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

LIBOR Transition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
P.
LIBOR Transition Risk
- The Fund may have investments in financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR was a common benchmark interest rate index historically used to make adjustments to variable-rate debt instruments, to determine interest rates for a variety of financial instruments and borrowing arrangements and as a reference rate in derivative contracts.

The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, has ceased publishing the majority of LIBOR rates. In April 2023, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts, but any such rates are considered non-representative
of the underlying market. Regulators and financial industry working groups have worked to identify alternative reference rates (“ARRs”) to replace LIBOR and to assist with the transition to the new ARRs. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on the Secured Overnight Financing Rate (“SOFR”) have replaced LIBOR in certain financial contracts. SOFR is a broad measure of the cost of overnight borrowing of cash through repurchase agreements collateralized by U.S. Treasury securities.
While the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty and risks relating to converting certain longer-term securities and transactions to a new ARR. There can be no assurance that the composition or characteristics of any ARRs or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, while some legacy USD LIBOR instruments may provide for an alternative or fallback rate-setting methodology, there may be significant uncertainty regarding the effectiveness of such methodologies to replicate USD LIBOR; other legacy USD LIBOR instruments may not include such fallback rate-setting provisions at all or may not be able to rely on the statutory fallback mechanism, the effectiveness of which is also uncertain. While it is expected that the market participants will amend legacy financial instruments referencing LIBOR to include such fallback provisions to ARRs, there remains uncertainty regarding the willingness and ability of parties to add or amend such fallback provisions in legacy instruments. Moreover, certain aspects of the transition from LIBOR will rely on the actions of third-party market participants, such as clearing houses, trustees, administrative agents, asset servicers and certain service providers; the Adviser cannot guarantee the performance of such market participants and any failure on the part of such market participants to manage their part of the LIBOR transition could impact the Fund. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future. All of the foregoing may adversely affect the Fund’s performance or
NAV
.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Q.
Leverage Risk
- The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

Other Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
R.
Other Risks
- The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or
non-U.S.
companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.